General and administrative expenses - Schedule of General and Administrative Expenses (Details) Tsh in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TZS (Tsh)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Wages & employee benefits	$ 2,670,496		$ 2,620,350	$ 4,403,080
Consultancy fees	2,309,474		2,980,497	4,192,090
Professional fees	2,214,068		3,197,712	2,332,949
Drilling and site costs	0		0	150,173
Directors’ fees	721,697		591,631	192,298
Legal expenses	1,209,758		5,121,915	10,278,807
Exploration expenses	0		59	1,314,483
Depreciation of property and equipment	1,042,606		524,959	129,596
Depreciation of right-of-use assets	347,816		353,851	117,436
(Gain) / loss on disposal of property and equipment	(134)		0	271,789
Amortization of intangible assets	181,991		163,147	71,095
Provision for VAT receivable	1,749,527		4,617,911	0
Provision for withholding tax payable	3,434,062	Tsh 8.4	0	0
Provision for bad debt	478,558		0	0
Share-based expense - Lifezone Holdings shareholder earnout	0		248,464,035	0
Share-based expense - Sponsor earnout	0		17,094,750	0
Share-based expense - restricted stock units	17,818,907		0	0
SPAC Transaction expenses	0		76,857,484	0
Stamp duty taxes	0		0	1,446,033
Travel	552,276		574,776	629,108
Audit & accountancy fees	915,101		1,451,510	906,964
Taxes & licenses	30,297		0	187,041
Insurance	1,555,306		970,517	65,253
Other administrative expenses	1,850,346		493,098	1,871,323
Total	$ 39,082,152		$ 366,078,202	28,559,519
Rounding Adjustment
Disclosure of attribution of expenses by nature to their function [line items]
Total				$ 28,559,518